Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Liabilities, Current [Abstract]
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities are comprised of (in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Deposits from advertising agencies and customers	10,354	9,775
Accrued professional fees	3,003	6,108
Advertising and promotion expenses payables and accruals	217	76
General operating expenses payables and accruals	37,910	30,315
Deposits from potential house buyers	7,577	6,889
Others	12,595	12,545
Total	71,656	65,708